UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Aerospace & Defense - 0.9%	CHC Helicopter Corp., 7.375%, 5/01/14	$ 450	$ 467,438
	DRS Technologies, Inc., 6.875%, 11/01/13	80	80,400
	DRS Technologies, Inc., 7.625%, 2/01/18	80	83,200
	Hexcel Corp., 6.75%, 2/01/15	150	145,125
	Honeywell International, Inc., 5.70%, 3/15/37	915	844,830
	TransDigm, Inc., 7.75%, 7/15/14	140	136,500
	United Technologies Corp., 4.875%, 5/01/15 (a)	1,250	1,245,849
			3,003,342
Air Freight & Logistics - 0.5%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	165	136,125
	United Parcel Service, Inc., 6.20%, 1/15/38 (a)	1,710	1,696,199
			1,832,324
Airlines - 0.0%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	120	110,700
Auto Components - 0.1%	Lear Corp., 8.75%, 12/01/16	410	323,900
	Metaldyne Corp., 10%, 11/01/13	295	120,950
			444,850
Biotechnology - 0.4%	Amgen, Inc. Series WI, 2.726%, 11/28/08 (a)(b)	1,325	1,321,938
Building Products - 0.2%	CPG International I, Inc., 10.50%, 7/01/13	230	181,700
	Momentive Performance Materials, Inc., 11.50%, 12/01/16	440	338,800
			520,500
Capital Markets - 3.9%	Credit Suisse (USA) Inc., 6.125%, 11/15/11 (c)	700	718,427
	Credit Suisse (USA) Inc., 7.125%, 7/15/32	1,000	1,033,335
	The Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,000	1,036,326
	The Goldman Sachs Group, Inc., 6.75%, 10/01/37	850	751,271
	Lehman Brothers Holdings, Inc., 5.625%, 1/24/13	1,415	1,322,850
	Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	100	88,639
	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	225	203,091
	Lehman Brothers Holdings, Inc., 4.476%, 9/15/22 (b)	575	529,450
	Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27	550	486,110
	Morgan Stanley, 3.041%, 1/09/12 (b)	960	879,012
	Morgan Stanley, 6.25%, 8/28/17	1,200	1,085,255
	Morgan Stanley, 6.25%, 8/09/26 (a)	2,100	1,796,563
	UBS AG Series DPNT, 5.875%, 12/20/17	1,925	1,872,576
	UBS Preferred Funding Trust I, 8.622% (a)(b)(d)	2,000	2,012,488
			13,815,393
Chemicals - 0.6%	American Pacific Corp., 9%, 2/01/15	280	270,900
	Ames True Temper, Inc., 6.791%, 1/15/12 (b)	720	572,400
	Huntsman LLC, 11.50%, 7/15/12	72	75,060
	Innophos, Inc., 8.875%, 8/15/14	975	975,000
	Key Plastics LLC, 11.75%, 3/15/13 (e)	565	197,750
			2,091,110
Commercial Banks - 4.0%	Barclays Bank Plc, 7.434% (a)(b)(d)(e)	2,175	1,872,290
	Credit Agricole SA, 6.637% (b)(d)(e)	330	260,534
	DEPFA ACS Bank, 5.125%, 3/16/37 (e)	4,150	3,844,635
	HSBC Finance Corp., 6.50%, 5/02/36	1,275	1,162,618
	Royal Bank of Scotland Group Plc Series MTN,
	7.64% (a)(b)(d)	2,600	2,171,832
	Wachovia Bank NA, 6.60%, 1/15/38 (a)	2,125	1,670,231

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Wells Fargo & Co., 4.625%, 8/09/10	$ 1,000	$ 1,008,909
	Wells Fargo Bank NA, 7.55%, 6/21/10 (a)	2,000	2,103,148
			14,094,197
Commercial Services & Supplies -	Casella Waste Systems, Inc., 9.75%, 2/01/13	2,250	2,227,500
1.3%	DI Finance Series B, 9.50%, 2/15/13	679	673,059
	FTI Consulting, Inc., 7.75%, 10/01/16	125	127,813
	Sally Holdings LLC, 10.50%, 11/15/16	136	130,900
	Waste Services, Inc., 9.50%, 4/15/14	600	603,000
	West Corp., 11%, 10/15/16	1,210	961,950
			4,724,222
Communications Equipment - 0.2%	Nortel Networks Ltd., 7.041%, 7/15/11 (b)	855	805,838
Computers & Peripherals -	International Business Machines Corp., 5.70%, 9/14/17 (a)	3,450	3,501,160
1.0%
Consumer Finance - 0.1%	SLM Corp. Series A, 3.10%, 1/27/14 (b)	600	483,474
Containers & Packaging - 0.3%	Berry Plastics Holding Corp., 8.875%, 9/15/14	115	92,000
	Crown Americas LLC, 7.75%, 11/15/15	150	154,875
	Impress Holdings BV, 5.916%, 9/15/13 (b)(e)	330	292,050
	Pregis Corp., 12.375%, 10/15/13	535	513,600
			1,052,525
Diversified Financial	Bank of America Corp., 7.80%, 2/15/10 (a)	2,450	2,559,184
Services - 8.5%	Bank of America Corp., 6%, 9/01/17	1,795	1,727,905
	Bank of America Corp., 5.75%, 12/01/17 (a)	2,005	1,881,285
	Bank of America Corp. Series K, 8% (a)(b)(d)	1,400	1,291,500
	Bank of America NA, 5.30%, 3/15/17	600	548,520
	Bank of America NA, 6.10%, 6/15/17	1,975	1,895,637
	Citigroup, Inc., 4.125%, 2/22/10 (a)(c)	5,230	5,163,281
	Citigroup, Inc., 8.30%, 12/21/77 (b)	1,500	1,369,615
	Citigroup, Inc., 6.875%, 2/15/98	550	465,719
	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (b)	120	87,002
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	380	285,396
	General Electric Capital Corp., 6.75%, 3/15/32 (a)	3,000	3,010,290
	General Electric Capital Corp., 6.15%, 8/07/37 (a)	7,610	7,188,695
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	3,265	2,758,736
			30,232,765
Diversified Telecommunication	AT&T, Inc., 6.50%, 9/01/37 (a)	4,075	3,917,689
Services - 4.8%	BellSouth Telecommunications, Inc., 6.027%, 12/15/95	1,700	824,527
	Cincinnati Bell, Inc., 7.25%, 7/15/13	470	453,550
	Deutsche Telekom International Finance BV, 5.75%, 3/23/16	325	315,206
	Qwest Communications International, Inc., 7.50%, 2/15/14	55	50,738
	Qwest Corp., 6.026%, 6/15/13 (b)	375	347,813
	Telecom Italia Capital SA, 4.95%, 9/30/14 (a)	4,375	4,007,959
	Telefonica Emisiones SAU, 7.045%, 6/20/36	1,000	1,010,780
	Verizon Communications, Inc., 6.40%, 2/15/38 (a)	2,100	1,959,327
	Verizon Global Funding Corp., 7.75%, 6/15/32	575	593,639
	Verizon Maryland, Inc. Series A, 6.125%, 3/01/12	1,355	1,377,543
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33	540	408,319
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13	750	718,455

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (e)	$ 360	$ 372,600
	Windstream Corp., 8.125%, 8/01/13	410	414,100
	Windstream Corp., 8.625%, 8/01/16	250	253,125
			17,025,370
Electric Utilities - 4.3%	DTE Energy Co., 6.35%, 6/01/16	450	448,826
	Duke Energy Carolinas LLC, 6.10%, 6/01/37	325	302,319
	Duke Energy Carolinas LLC, 6%, 1/15/38	850	820,849
	E.ON International Finance BV, 6.65%, 4/30/38 (e)	1,575	1,528,010
	EDP Finance BV, 6%, 2/02/18 (e)	1,250	1,235,689
	Edison Mission Energy, 7.50%, 6/15/13	130	130,650
	Elwood Energy LLC, 8.159%, 7/05/26	170	164,616
	Energy East Corp., 6.75%, 7/15/36	1,675	1,583,567
	Florida Power & Light Co., 4.95%, 6/01/35	575	487,780
	Florida Power Corp., 6.40%, 6/15/38	800	804,603
	Midwest Generation LLC Series B, 8.56%, 1/02/16	83	86,193
	PacifiCorp., 6.25%, 10/15/37	650	624,198
	Progress Energy Florida, Inc., 6.35%, 9/15/37 (a)	1,450	1,443,012
	Public Service Co. of Colorado, 6.25%, 9/01/37	1,350	1,341,683
	Southern California Edison Co., 5.625%, 2/01/36	675	627,767
	Southern California Edison Co. Series 05-E, 5.35%, 7/15/35	150	134,369
	Southern California Edison Co. Series 08-A, 5.95%, 2/01/38	1,100	1,069,338
	The Toledo Edison Co. 6.15%, 5/15/37	350	299,012
	Virginia Electric and Power Co. Series A, 6%, 5/15/37 (a)	2,200	2,042,311
			15,174,792
Electrical Equipment - 0.3%	Superior Essex Communications LLC, 9%, 4/15/12	950	969,000
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16	1,280	1,139,200
Instruments - 0.3%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	60	59,400
Services - 0.6%	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100	99,250
	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	90	89,301
	North American Energy Partners, Inc., 8.75%, 12/01/11	85	85,425
	SemGroup LP, 8.75%, 11/15/15 (e)(f)	350	47,250
	Transocean, Inc., 6.80%, 3/15/38	1,175	1,209,020
	Weatherford International, Inc., 6.80%, 6/15/37	625	624,144
			2,213,790
Food & Staples Retailing - 1.2%	CVS Caremark Corp., 6.25%, 6/01/27	850	819,876
	Rite Aid Corp., 7.50%, 3/01/17	860	696,600
	Wal-Mart Stores, Inc., 6.50%, 8/15/37 (a)	1,975	1,985,244
	Wal-Mart Stores, Inc., 6.20%, 4/15/38	850	830,742
			4,332,462
Food Products - 0.5%	Kraft Foods, Inc., 7%, 8/11/37 (a)	1,670	1,627,555
Gas Utilities - 0.1%	El Paso Natural Gas Co., 8.375%, 6/15/32	150	164,350
	Targa Resources, Inc., 8.50%, 11/01/13	360	342,000
			506,350
Health Care Equipment &	ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (e)	1,530	1,530,000
Supplies - 0.4%
Health Care Providers & Services -	Tenet Healthcare Corp., 6.50%, 6/01/12	1,640	1,592,850
0.4%

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 7.125%, 2/15/13	$ 350	$ 313,250
0.3%	Gaylord Entertainment Co., 6.75%, 11/15/14	250	221,875
	Greektown Holdings, LLC, 10.75%, 12/01/13 (e)(f)	305	219,600
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	290	264,625
	Wynn Las Vegas LLC, 6.625%, 12/01/14	25	22,625
			1,041,975
Household Durables - 0.3%	Irwin Land LLC Series A-1, 5.03%, 12/15/25	575	501,670
	Irwin Land LLC Series A-2, 5.30%, 12/15/35	780	623,072
			1,124,742
Household Products - 0.3%	Kimberly-Clark, Corp., 6.625%, 8/01/37	975	1,008,998
IT Services - 0.4%	iPayment, Inc., 9.75%, 5/15/14	270	226,125
	iPayment Investors LP, 12.75%, 7/15/14 (e)(g)	994	928,554
	SunGard Data Systems, Inc., 9.125%, 8/15/13	195	199,388
			1,354,067
Independent Power	NRG Energy, Inc., 7.25%, 2/01/14	50	48,750
Producers & Energy Traders -	NRG Energy, Inc., 7.375%, 2/01/16	285	276,450
0.1%			325,200
Industrial Conglomerates - 0.4%	Sequa Corp., 11.75%, 12/01/15 (e)	760	661,200
	Sequa Corp., 13.50%, 12/01/15 (e)(g)	760	689,764
			1,350,964
Insurance - 3.2%	The Allstate Corp., 6.50%, 5/15/57 (a)(b)	2,150	1,851,386
	American International Group, Inc., 8.175%, 5/15/58 (b)(e)	1,390	1,245,327
	Chubb Corp., 6%, 5/11/37	1,415	1,254,876
	Hartford Life Global Funding Trusts, 2.946%, 9/15/09 (b)	1,020	1,019,633
	Lincoln National Corp., 6.05%, 4/20/67 (b)	750	603,422
	MetLife, Inc., 5.70%, 6/15/35	1,200	1,037,167
	Monument Global Funding Ltd., 2.646%, 6/16/10 (b)	1,990	1,972,860
	Progressive Corp., 6.70%, 6/15/37 (b)	665	564,525
	Prudential Financial, Inc., 5.70%, 12/14/36	950	763,227
	The Travelers Cos., Inc., 6.25%, 3/15/67 (b)	750	632,858
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (b)(e)	575	492,742
			11,438,023
Leisure Equipment & Products -	Quiksilver, Inc., 6.875%, 4/15/15	250	196,250
0.1%
Machinery - 0.4%	AGY Holding Corp., 11%, 11/15/14	400	358,000
	Accuride Corp., 8.50%, 2/01/15	305	207,400
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (e)	1,050	824,250
			1,389,650
Marine - 0.3%	Nakilat, Inc. Series A, 6.067%, 12/31/33 (e)	1,100	942,634
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	188	183,770
			1,126,404
Media - 6.9%	Affinion Group, Inc., 10.125%, 10/15/13	540	542,700
	Affinion Group, Inc., 11.50%, 10/15/15	200	199,000
	CMP Susquehanna Corp., 9.875%, 5/15/14	690	434,700
	Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (b)	161	162,006
	Charter Communications Holdings I, LLC, 11%, 10/01/15	265	200,738
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10	1,375	1,309,237
	Comcast Cable Communications Holdings, Inc.,
	8.375%, 3/15/13	1,415	1,562,064

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Comcast Cable Communications LLC, 6.75%, 1/30/11	$ 1,000	$ 1,034,456
	Comcast Corp., 6.95%, 8/15/37 (a)	1,805	1,738,435
	Dex Media West LLC, 9.875%, 8/15/13	85	66,725
	DirecTV Holdings LLC, 8.375%, 3/15/13	140	144,550
	EchoStar DBS Corp., 5.75%, 10/01/08	180	180,225
	EchoStar DBS Corp., 7%, 10/01/13	48	45,600
	EchoStar DBS Corp., 7.125%, 2/01/16	75	69,188
	Network Communications, Inc., 10.75%, 12/01/13	195	147,225
	News America Holdings, Inc., 8.45%, 8/01/34 (a)	2,475	2,754,455
	News America Holdings, Inc., 8.15%, 10/17/36	145	156,867
	Nielsen Finance LLC, 10%, 8/01/14	1,100	1,108,250
	R.H. Donnelley Corp., 11.75%, 5/15/15 (e)	669	495,060
	Rainbow National Services LLC, 8.75%, 9/01/12 (e)	225	227,531
	Rainbow National Services LLC, 10.375%, 9/01/14 (e)	1,070	1,132,863
	Sirius Satellite Radio, Inc., 9.625%, 8/01/13	70	57,400
	TCI Communications, Inc., 8.75%, 8/01/15	1,495	1,639,350
	TL Acquisitions, Inc., 10.50%, 1/15/15 (e)	1,100	968,000
	Time Warner Cable, Inc., 6.55%, 5/01/37	800	736,578
	Time Warner Cable, Inc., 7.30%, 7/01/38	1,925	1,924,575
	Time Warner Cos., Inc., 9.125%, 1/15/13 (a)	3,000	3,278,712
	Time Warner Cos., Inc., 7.57%, 2/01/24	1,635	1,631,143
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (e)	977	635,050
			24,582,683
Metals & Mining - 1.8%	AK Steel Corp., 7.75%, 6/15/12	1,115	1,142,875
	Falconbridge Ltd., 6%, 10/15/15	600	573,595
	Falconbridge Ltd., 6.20%, 6/15/35	1,550	1,288,152
	Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (b)	660	663,181
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	1,225	1,283,187
	Teck Cominco Ltd., 6.125%, 10/01/35	1,570	1,327,936
			6,278,926
Oil, Gas & Consumable Fuels -	Anadarko Petroleum Corp., 6.45%, 9/15/36	2,625	2,526,140
5.3%	Berry Petroleum Co., 8.25%, 11/01/16	160	157,600
	Burlington Resources Finance Co., 7.40%, 12/01/31	950	1,066,649
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	500	472,001
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39	950	946,821
	Chaparral Energy, Inc., 8.50%, 12/01/15	380	327,750
	Chesapeake Energy Corp., 6.375%, 6/15/15	175	165,375
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	90	87,750
	Conoco Funding Co., 7.25%, 10/15/31	150	169,020
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36	150	147,369
	ConocoPhillips Holding Co., 6.95%, 4/15/29	700	753,820
	Devon Energy Corp., 7.95%, 4/15/32	650	759,536
	EXCO Resources, Inc., 7.25%, 1/15/11	435	430,650
	EnCana Corp., 6.50%, 8/15/34	70	67,484
	EnCana Corp., 6.625%, 8/15/37	775	756,363
	EnCana Corp., 6.50%, 2/01/38	675	648,861
	Encore Acquisition Co., 6%, 7/15/15	50	45,250
	MidAmerican Energy Co., 5.80%, 10/15/36	800	727,376
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	950	870,083

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	$ 1,725	$ 1,701,336
	Nexen, Inc., 6.40%, 5/15/37	600	555,869
	OPTI Canada, Inc., 8.25%, 12/15/14	490	493,675
	Sabine Pass LNG LP, 7.50%, 11/30/16	350	301,000
	Suncor Energy, Inc., 6.50%, 6/15/38	400	383,427
	TransCanada PipeLines Ltd., 5.85%, 3/15/36	600	518,990
	Valero Energy Corp., 6.625%, 6/15/37	550	488,732
	Whiting Petroleum Corp., 7.25%, 5/01/12	40	39,300
	Whiting Petroleum Corp., 7.25%, 5/01/13	375	366,563
	XTO Energy, Inc., 6.75%, 8/01/37 (a)	2,125	2,056,853
	XTO Energy, Inc., 6.375%, 6/15/38	925	857,231
			18,888,874
Paper & Forest Products - 0.2%	Bowater, Inc., 5.776%, 3/15/10 (b)	90	73,800
	Domtar Corp., 7.125%, 8/15/15	80	75,200
	NewPage Corp., 10%, 5/01/12	485	464,388
			613,388
Pharmaceuticals - 2.1%	Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,135	1,051,878
	Eli Lilly & Co., 5.55%, 3/15/37 (a)	2,495	2,308,209
	Schering-Plough Corp., 6.55%, 9/15/37	1,250	1,186,888
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,475	1,338,492
	Wyeth, 5.95%, 4/01/37 (a)	1,775	1,679,423
			7,564,890
Real Estate Investment Trusts	AvalonBay Communities, Inc., 6.625%, 9/15/11	1,000	1,022,260
(REITs) - 0.3%
Road & Rail - 0.3%	Canadian National Railway Co., 6.375%, 10/15/11	1,000	1,042,647
Semiconductors &	Amkor Technology, Inc., 7.75%, 5/15/13	90	82,350
Semiconductor Equipment -	Amkor Technology, Inc., 9.25%, 6/01/16	75	71,062
0.2%	Freescale Semiconductor, Inc., 8.875%, 12/15/14	220	186,450
	Freescale Semiconductor, Inc., 9.125%, 12/15/14 (g)	315	255,150
			595,012
Software - 0.7%	BMS Holdings, Inc., 10.595%, 2/15/12 (b)(e)(g)	114	70,902
	Oracle Corp., 5.75%, 4/15/18	2,300	2,294,685
			2,365,587
Specialty Retail - 0.5%	AutoNation, Inc., 4.791%, 4/15/13 (b)	160	132,000
	AutoNation, Inc., 7%, 4/15/14	170	146,412
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (b)(g)	500	409,846
	General Nutrition Centers, Inc., 10.75%, 3/15/15	450	379,125
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	362	240,730
	Michaels Stores, Inc., 10%, 11/01/14	435	349,088
	Michaels Stores, Inc., 11.375%, 11/01/16	150	105,750
			1,762,951
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14	105	102,900
Services - 1.3%	Digicel Group Ltd., 8.875%, 1/15/15 (e)	270	249,075
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	80	77,600
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (e)	935	902,275
	Rogers Communications, Inc., 7.50%, 8/15/38	1,175	1,179,712

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Corporate Bonds	(000)	Value
Sprint Capital Corp., 6.875%, 11/15/28	$ 930	$ 737,025
Sprint Capital Corp., 8.75%, 3/15/32	350	312,375
Vodafone Group Plc, 7.75%, 2/15/10	1,000	1,045,340
		4,606,302
Total Corporate Bonds - 60.3%		213,825,500
Asset-Backed Securities
Ameriquest Mortgage Securities, Inc. Series
2004-R11 Class A1, 2.764%, 11/25/34 (b)	1,103	810,703
Bank of America Credit Card Trust Series 2008-
A9 Class A9, 4.07%, 7/16/12	2,555	2,554,745
Capital Auto Receivables Asset Trust Series
2006-1 Class A3, 5.03%, 10/15/09	799	801,201
Chase Issuance Trust Series 2006-A3 Class A3,
2.448%, 7/15/11 (b)	2,650	2,640,248
Chase Issuance Trust Series 2007-A17 Class A,
5.12%, 10/15/14	2,600	2,612,089
Chase Issuance Trust Series 2008-A9 Class A9,
4.26%, 5/15/13	2,605	2,584,016
Chase Manhattan Auto Owner Trust Series 2005-
B Class A4, 4.88%, 6/15/12	2,992	3,012,961
Citibank Credit Card Issuance Trust Series 2006-
A2 Class A2, 4.85%, 2/10/11	3,125	3,150,258
Citibank Omni Master Trust Series 2007-A9A
Class A9, 3.558%, 12/23/13 (b)	2,795	2,812,169
Daimler Chrysler Auto Trust Series 2006-A Class
A3, 5%, 5/08/10	1,131	1,138,338
Ford Credit Auto Owner Trust Series 2006-A
Class A3, 5.05%, 3/15/10	1,041	1,046,696
Harley-Davidson Motorcycle Trust Series 2005-2
Class A2, 4.07%, 2/15/12	1,785	1,793,469
Home Equity Asset Trust Series 2007-2 Class
2A1, 2.571%, 7/25/37 (b)	952	895,052
JPMorgan Mortgage Acquisition Corp. Series
2007-CH5 Class A3, 2.571%, 6/25/37 (b)	3,730	2,929,542
MBNA Credit Card Master Note Trust Series 2006-
A1 Class A1, 4.90%, 7/15/11	3,075	3,101,804
MBNA Credit Card Master Note Trust Series 2006-
A4 Class A4, 2.457%, 9/15/11 (b)	4,050	4,036,263
Morgan Stanley ABS Capital I Series 2006-HE5
Class A2A, 2.531%, 8/25/36 (b)	401	396,914
Morgan Stanley ABS Capital I Series 2006-NC4
Class A2A, 2.491%, 6/25/36 (b)	97	95,605
SLM Student Loan Trust Series 2008-5 Class A2,
3.90%, 10/25/16 (b)	3,300	3,304,059
SLM Student Loan Trust Series 2008-5 Class A3,
4.10%, 1/25/18 (b)	840	857,984

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Asset-Backed Securities	(000)	Value
SLM Student Loan Trust Series 2008-5 Class A4,
4.50%, 7/25/23 (b)	$ 2,250	$ 2,317,253.00
Small Business Administration Participation
Certificates Series 1996-20K Class 1, 6.95%,
11/01/16	603	621,239
Sterling Bank Trust Series 2004-2 Class Note,
2.081%, 3/30/30 (i)	8,226	421,582
Sterling Coofs Trust Series 1, 2.362%,
4/15/29(i)	9,987	745,897
USAA Auto Owner Trust Series 2006-1 Class A3,
5.01%, 9/15/10	1,064	1,070,828
Wachovia Auto Owner Trust Series 2006-A Class
A4, 5.38%, 3/20/13	2,275	2,205,896
Total Asset-Backed Securities - 13.5%		47,956,811
Foreign Government Obligations
Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39	EUR 765	1,115,979
France Government Bond, 3.15%, 7/25/32	$ 1,204	2,209,630
Total Foreign Government Obligations - 0.9%		3,325,609
U.S. Government Agency Mortgage-Backed Securities
Fannie Mae Guaranteed Pass-Through
Certificates:
5.00%, 7/01/35	12,346	11,775,069
5.50%, 12/01/13 - 8/15/38 (h)	54,842	53,871,603
6.00%, 3/01/16 - 9/15/38 (h)	6,524	6,556,292
7.00%, 2/01/24 - 8/01/36	77	80,746
Freddie Mac Mortgage Participation
Certificates:
5.025%, 1/01/35 (b)	921	910,132
6.148%, 1/01/35 (b)	280	281,262
Ginnie Mae MBS Certificates, 8.00%, 4/15/24 -
6/15/25	95	103,897
Total U.S. Government Agency Mortgage-Backed Securities - 20.8%		73,579,001
U.S. Government Agency Mortgage-Backed Securities -
Collateralized Mortgage Obligations
Fannie Mae Trust Series 7 Class 2, 8.50%, 4/01/17 (i)	4	907
Fannie Mae Trust Series 89 Class 2, 8%, 10/01/18 (i)	8	1,536
Fannie Mae Trust Series 94 Class 2, 9.50%, 8/01/21 (i)	2	598
Fannie Mae Trust Series 203 Class 1, 0%, 2/01/23	17	13,538
Fannie Mae Trust Series 228 Class 1, 0%, 6/01/23	12	10,257
Fannie Mae Trust Series 378 Class 19, 5%, 6/01/35 (i)	4,068	1,005,851
Fannie Mae Trust Series 1990-123 Class M, 1.01%, 10/25/20 (i)	17	365
Fannie Mae Trust Series 1990-136 Class S,
0.176%, 11/25/20 (b)(i)	10,519	12,472
Fannie Mae Trust Series 1991-38 Class N, 1.009%,
4/25/21(i)	13	94
Fannie Mae Trust Series 1991-46 Class S, 1.403%,
5/25/21 (b)(i)	77	3,018

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
U.S. Government Agency Mortgage-Backed Securities -	Par
Collateralized Mortgage Obligations	(000)		Value
Fannie Mae Trust Series 1991-87 Class S, 20.058%,
8/25/21 (b)	$ 45		53,002
Fannie Mae Trust Series 1991-99 Class L, 0.93%, 8/25/21 (i)	95		1,806
Fannie Mae Trust Series 1991-139 Class PT, 0.648%,
10/25/21 (i)	179		3,104
Fannie Mae Trust Series 1991-167 Class D, 0%,
10/25/17	14		14,045
Fannie Mae Trust Series 1993-51 Class E, 0%, 2/25/23	57		46,609
Fannie Mae Trust Series 1993-70 Class A, 0%, 5/25/23	10		7,993
Fannie Mae Trust Series 1994-23 Class PS, 10.697%, 4/25/23 (b)	573		586,289
Fannie Mae Trust Series 1997-50 Class SI,
1.20%, 4/25/23 (b)(i)	297		10,120
Fannie Mae Trust Series 2004-90 Class JH,
1.828%, 11/25/34 (b)(i)	20,918		1,690,606
Fannie Mae Trust Series 2005-5 Class PK, 5%, 12/25/34	2,435		2,454,192
Fannie Mae Trust Series G-7 Class S, 0.863%, 3/25/21 (b)(i)	-	(j)	2,397
Fannie Mae Trust Series G-10 Class S, 0.575%, 5/25/21 (b)(i)	414		7,183
Fannie Mae Trust Series G-12 Class S, 0.608%, 5/25/21 (b)(i)	349		5,909
Fannie Mae Trust Series G-17 Class S, 0.58%, 6/25/21 (b)(i)	208		3,322
Fannie Mae Trust Series G-33 Class PV, 1.078%, 10/25/21 (i)	275		6,724
Fannie Mae Trust Series G-46 Class H, 1.043%, 12/25/09 (i)	824		3,977
Fannie Mae Trust Series G-49 Class S, 0.775%, 12/25/21 (b)(i)	-	(j)	3,033
Fannie Mae Trust Series G92-5 Class H, 9%, 1/25/22	67		14,644
Freddie Mac Multiclass Certificates Series 19
Class R, 9.757%, 3/15/20 (i)	7		1,150
Freddie Mac Multiclass Certificates Series 75
Class R, 9.50%, 1/15/21	-	(j)	2
Freddie Mac Multiclass Certificates Series 75
Class RS, 0.002%, 1/15/21	-	(j)	2
Freddie Mac Multiclass Certificates Series 173
Class R, 0%, 11/15/21 (i)	10		10
Freddie Mac Multiclass Certificates Series 173
Class RS, 9.142%, 11/15/21	-	(j)	10
Freddie Mac Multiclass Certificates Series 176
Class M, 1.01%, 7/15/21 (i)	21		400
Freddie Mac Multiclass Certificates Series 192
Class U, 1.009%, 2/15/22 (b)(i)	22		456
Freddie Mac Multiclass Certificates Series 200
Class R, 0.0985%, 12/15/22 (i)	1		11
Freddie Mac Multiclass Certificates Series 1043
Class H, 0.022%, 2/15/21 (b)(i)	5,775		7,966
Freddie Mac Multiclass Certificates Series 1054
Class I, 0.435%, 3/15/21 (b)(i)	61		672
Freddie Mac Multiclass Certificates Series 1056
Class KD, 1.085%, 3/15/21 (i)	50		1,171
Freddie Mac Multiclass Certificates Series 1057
Class J, 1.008%, 3/15/21 (i)	62		1,253

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	U.S. Government Agency Mortgage-Backed Securities -	Par
	Collateralized Mortgage Obligations	(000)		Value
	Freddie Mac Multiclass Certificates Series 1148
	Class E, 0.593%, 10/15/21 (b)(i)	$ 173		2,947
	Freddie Mac Multiclass Certificates Series 1179
	Class O, 1.009%, 11/15/21 (i)	24		126
	Freddie Mac Multiclass Certificates Series 1254
	Class Z, 8.50%, 4/15/22 (i)	135		58
	Freddie Mac Multiclass Certificates Series 1611
	Class JC, 10%, 8/15/23 (b)	281		287,565
	Freddie Mac Multiclass Certificates Series 1739
	Class B, 0%, 2/15/24	68		63,584
	Freddie Mac Multiclass Certificates Series 1831
	Class PG, 6.50%, 3/15/11 (i)	136		7,433
	Freddie Mac Multiclass Certificates Series 2611
	Class QI, 5.50%, 9/15/32 (i)	5,193		926,186
	Freddie Mac Multiclass Certificates Series 2684
	Class SP, 4.986%, 1/15/33 (b)(i)	410		68,085
	Freddie Mac Multiclass Certificates Series 2806
	Class VC, 6%, 12/15/19	-	(j)	-	(j)
	Freddie Mac Multiclass Certificates Series 3174
	Class PZ, 5%, 1/15/36	7,394		6,336,963
	Freddie Mac Multiclass Certificates Series 3208
	Class PS, 4.586%, 8/15/36 (b)(i)	2,040		219,311
	Freddie Mac Multiclass Certificates Series 3316
	Class SB, 4.729%, 8/15/35 (b)(i)	368		48,215
	Total U.S. Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage Obligations - 3.9%			13,937,167
	Non-Government Agency Mortgage-Backed Securities
Collateralized Mortgage	American Home Mortgage Assets Series 2006-6
Obligations - 6.9%	Class A1A, 2.651%, 12/25/46 (b)	372		225,151
	Citigroup Mortgage Loan Trust, Inc. Series 2005-
	4 Class A, 5.344%, 8/25/35 (b)	4,811		4,214,139
	Collateralized Mortgage Obligation Trust Series
	40 Class R, 0.58%, 4/01/18 (i)	132		132
	Collateralized Mortgage Obligation Trust Series
	42 Class R, 6%, 10/01/14 (i)	20		1,271
	Countrywide Alternative Loan Trust Series 2005-
	64CB Class 1A15, 5.50%, 12/25/35	1,700		1,237,080
	Countrywide Alternative Loan Trust Series 2006-
	01A0 Class 1A1, 4.251%, 8/25/46 (b)	388		287,028
	Countrywide Alternative Loan Trust Series 2006-
	0A21 Class A1, 2.648%, 3/20/47 (b)	1,059		656,597
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2006-0A5 Class 2A1, 2.661%, 4/25/46 (b)	444		269,043
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust
	Series 2003-3 Class 2A1, 5.50%, 10/25/33	1,300		1,100,325
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust
	Series 2006-0A1 Class A1, 2.661%, 2/25/47 (b)	537		340,274

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Non-Government Agency Mortgage-Backed Securities	(000)	Value
	GSMPS Mortgage Loan Trust Series 1998-5 Class
	IO, 0.943%, 6/19/27 (b)(i)	$ 3,435	$ 66,644
	GSR Mortgage Loan Trust Series 2005-AR4 Class
	6A1, 5.25%, 7/25/35 (b)	4,926	4,070,673
	GSR Mortgage Loan Trust Series 2006-0A1 Class
	2A1, 2.651%, 8/25/46 (b)	1,153	818,895
	Harborview Mortgage Loan Trust Series 2005-8
	Class 1A2A, 2.788%, 9/19/35 (b)	121	78,563
	Harborview Mortgage Loan Trust Series 2006-9
	Class 2A1A, 2.668%, 11/19/36 (b)	757	476,604
	Homebanc Mortgage Trust Series 2006-2 Class
	A1, 2.641%, 12/25/36 (b)	1,130	827,166
	Maryland Insurance Backed Securities Trust
	Series 2006-1A Class, 5.55%, 12/10/65	2,500	1,750,000
	Painewebber CMO Trust Series 88M, 13.80%,
	9/01/18 (f)	6	-	(j)
	Residential Funding Securities LLC Series 2003-
	RM2 Class AI5, 8.50%, 5/25/33	6,491	6,828,144
	Salomon Brothers Mortgage Securities VII, Inc. Series
	2000-1 Class IO, 0.492%, 3/25/22 (b)(i)	977	22
	Summit Mortgage Trust Series 2000-1 Class B1,
	6.694%, 12/28/12 (b)	1	673
	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A4 Class 1A, 4.061%, 5/25/47 (b)	506	318,509
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5
	Class 1A, 3.829%, 6/25/47 (b)	890	655,325
	Wells Fargo Mortgage Backed Securities Trust Series 2006-
	AR4 Class 2A4, 5.772%, 4/25/36 (b)	300	247,915
			24,470,173
Commercial Mortgage-Backed	Bear Stearns Commercial Mortgage Securities Series
Securities - 12.0%	2005-PWR7 Class A2, 4.945%, 2/11/41	2,320	2,274,618
	CS First Boston Mortgage Securities Corp. Series
	2002-CP5 Class A2, 4.94%, 12/15/35	2,970	2,889,428
	Citigroup Commercial Mortgage Trust Series
	2008-C7 Class A4, 6.096%, 12/10/49 (b)	2,020	1,930,076
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD5 Class A4, 5.886%, 11/15/44 (b)	3,075	2,866,371
	Commercial Mortgage Loan Trust Series 2008-
	LS1 Class A4B, 6.02%, 12/10/49 (b)	1,515	1,439,113
	Commercial Mortgage Pass-Through Certificates Series
	2004-LB3A Class A3, 5.09%, 7/10/37 (b)	990	981,281
	DLJ Commercial Mortgage Corp. Series 2000-
	CKP1 Class A1B, 7.18%, 11/10/33	2,293	2,369,161
	First Union-Lehman Brothers-Bank of America Series 1998-
	C2 Class D, 6.778%, 11/18/35	2,630	2,715,475
	First Union National Bank Commercial Mortgage Series
	2000-C2 Class A2, 7.202%, 10/15/32	2,017	2,083,132

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Non-Government Agency Mortgage-Backed Securities	(000)	Value
GE Capital Commercial Mortgage Corp. Series
2002-1A Class A3, 6.269%, 12/10/35	$ 2,310	$ 2,351,298
GMAC Commercial Mortgage Securities, Inc.
Series 2002-C3 Class A2, 4.93%, 7/10/39	2,580	2,504,638
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class A4, 4.547%, 12/10/41	2,475	2,382,684
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1 Class A3, 5.857%, 10/12/35	1,990	2,002,996
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A1A, 4.158%, 1/12/39	2	1,627
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A4, 4.529%, 1/12/37	2,380	2,314,510
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9 Class A3, 5.336%, 5/15/47	1,065	980,230
LB-UBS Commercial Mortgage Trust Series 2004-
C4 Class A3, 4.974%, 6/15/29 (b)	2,530	2,507,662
Morgan Stanley Capital I Series 1997-HF1 Class
X, 2.248%, 7/15/29 (b)(i)	21	1
Morgan Stanley Capital I Series 2005-HQ6 Class
A4A, 4.989%, 8/13/42	1,520	1,422,646
Morgan Stanley Capital I Series 2007-IQ16 Class
A4, 5.809%, 12/12/49	680	630,253
Morgan Stanley Capital I Series 2007-T27 Class
A4, 5.65%, 6/13/42 (b)	1,105	1,023,210
Morgan Stanley Capital I Series 2008-T29 Class
A4, 6.28%, 1/11/43 (b)	1,520	1,465,061
Wachovia Bank Commercial Mortgage Trust Series 2005-
C21 Class A3, 5.209%, 10/15/44 (b)	940	938,416
Wachovia Bank Commercial Mortgage Trust Series 2006-
C25 Class A4, 5.74%, 5/15/43 (b)	1,305	1,250,045
Wachovia Bank Commercial Mortgage Trust Series 2007-
C33 Class A4, 6.10%, 2/15/51 (b)	1,105	1,041,959
		42,365,891
Total Non-Government Agency Mortgage-Backed
Securities - 18.9%		66,836,064
U.S. Government Obligations
Federal Housing Administration, General Motors
Acceptance Corp. Projects, Series 37, 7.43%, 5/01/22	183	185,245
Federal Housing Administration, General Motors
Acceptance Corp. Projects, Series 44, 7.43%, 8/01/22	73	75,342
Federal Housing Administration, Merrill
Projects, Series 29, 7.43%, 10/01/20	48	49,384
Federal Housing Administration, Merrill
Projects, Series 42, 7.43%, 9/25/22	47	48,854
Federal Housing Administration, Reilly Project,
Series B-11, 7.40%, 4/01/21	1,661	1,694,640
Federal Housing Administration, Westmore
Project, 7.25%, 4/01/21	1,648	1,681,682

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	U.S. Government Obligations	(000)	Value
	Overseas Private Investment Corp., 4.09%, 5/29/12	$ 364	$ 371,399
	Overseas Private Investment Corp., 4.30%, 5/29/12 (b)	1,021	1,087,348
	Overseas Private Investment Corp., 4.64%, 5/29/12	768	829,208
	Overseas Private Investment Corp., 4.68%, 5/29/12	434	446,456
	Overseas Private Investment Corp., 4.87%, 5/29/12	3,299	3,590,191
	Overseas Private Investment Corp., 5.40%, 5/29/12 (b)	394	412,375
	Resolution Funding Corp., 0%, 4/15/30 (a)	6,055	2,053,989
	U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	7,825	7,557,835
	U.S. Treasury Notes, 3.875%, 5/15/18 (a)	19,345	19,178,749
	U.S. Treasury Notes, 5%, 5/15/37	1,590	1,689,251
	Total U.S. Government Obligations - 11.6%		40,951,948
	Preferred Securities
Industry	Capital Trusts
Commercial Banks - 0.5%	RBS Capital Trust IV, 3.496% (b)(d)	525	416,701
	Wachovia Corp. Series K, 7.98% (a)(b)(d)	1,650	1,267,943
			1,684,644
Diversified Financial	Bank of America Corp. Series M, 8.125% (b)(d)	1,125	1,046,486
Services - 0.7%	JPMorgan Chase & Co., 7.90% (b)(d)	1,600	1,480,032
			2,526,518
	Total Capital Trusts - 1.2%		4,211,162
	Preferred Stocks	Shares
Commercial Banks - 0.1%	Wachovia Corp. Series J, 8%	25,000	479,500
Diversified Financial	Citigroup, Inc. Series AA, 8.125%	26,000	534,300
Services - 0.2%
	Total Preferred Stocks - 0.3%		1,013,800
	Total Preferred Securities - 1.5%		5,224,962
		Beneficial
		Interest
	Other Interests	(000)
Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc. (k)	$ 2	637
	Total Other Interests - 0.0%		637
	Total Long-Term Investments (Cost - $487,998,155) -
	131.4%		465,637,699
		Par
	Short-Term Securities	(000)
U.S. Government Obligations - 1.4%	Federal Home Loan Banks, 1.82%, 8/01/08	5,100	5,100,000
	Total Short-Term Securities (Cost - $5,100,000) - 1.4%		5,100,000
	Options Purchased	Contracts (l)
Call Swaptions Purchased	Receive a fixed rate of 5.12% and pay a floating rate
	based on 3-month LIBOR, expiring November 2010	14	435,792
	Receive a fixed rate of 5.39% and pay a floating rate
	based on 3-month LIBOR, expiring March 2012	7	379,366
	Receive a fixed rate of 5.47% and pay a floating rate
	based on 3-month LIBOR, expiring May 2012	12	671,998
	Receive a fixed rate of 6.025% and pay a floating rate
	based on 3-month LIBOR, expiring June 2012	8	641,193
			2,128,349

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Purchased	Contracts (l)		Value
Put Swaptions Purchased	Pay a fixed rate of 5.12% and receive a floating rate
	based on 3-month LIBOR, expiring November 2010	14		$ 326,382
	Pay a fixed rate of 5.39% and receive a floating rate
	based on 3-month LIBOR, expiring March 2012	7		334,172
	Pay a fixed rate of 5.47% and receive a floating
	rate based 3-month LIBOR, expiring
	May 2012	12		539,380
	Pay a fixed rate of 6.025% and receive a floating rate
	based on 3-month LIBOR, expiring June 2012	8		244,839
				1,444,773
	Total Options Purchased
	(Cost - $2,945,378) - 1.0%			3,573,122
	Total Investments Before Options Written and
	TBA Sale Commitments
	(Cost - $496,043,533*) - 133.8%			474,310,821
		Par
	TBA Sale Commitments	(000)
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 7/01/35	$ (10,800)		(10,263,164)
	5.50%, 12/01/13 - 8/15/38	(22,562)		(22,164,660)
	Total TBA Sale Commitments
	(Proceeds - $32,740,325) - (9.1)%			(32,427,824)
	Options Written	Contracts
Call Swaptions Written	Pay a fixed rate of 4.94% and receive floating rate based
	on 3-month $ LIBOR, expiring December 2008	14	(l)	(405,986)
	Pay a fixed rate of 5.01% and receive a floating rate
	based on 3-month $ LIBOR, expiring November 2008	4	(l)	(137,922)
	Pay a fixed rated of 4.58% and received a floating rate
	based on 3-month $ LIBOR, expiring May 2009	9	(l)	(172,413)
	Pay a fixed rate of 5.05% and receive a floating rate
	based on 3-month $ LIBOR, expiring May 2011	15	(l)	(606,855)
	Pay a fixed rate of 5.08% and receive a floating rate
	based on 3-month $ LIBOR, expiring May 2011	5	(l)	(260,316)
	Pay a fixed rate of 5.0825% and receive a floating rate based on
	3-month $ LIBOR, expiring July, 2010	2	(l)	(102,848)
	Pay a fixed rate of 5.325% and receive a floating rate
	based on 3-month LIBOR, expiring July 2013	9	(l)	(285,881)
	Pay a fixed rated of 5.485% and receive a floating rate
	based on expiring 3-month LIBOR	5	(l)	(297,468)
	Pay a fixed rated of 5.67% and receive a floating rate
	based on 3-month LIBOR, expiring January 2010	12	(l)	(806,198)
				(3,075,887)
Put Swaptions Written	Receive a fixed rate of 3.10% and pay a floating rate
	based on 3-month $ LIBOR, expiring October 2008	20	(l)	(217,040)
	Receive a fixed rate of 4.58% and pay a floating rate
	based on 3-month $ LIBOR, expiring May 2009	9	(l)	(397,259)
	Receive a fixed rate of 4.94% and pay a floating rate based
	on 3-month $ LIBOR, expiring December 2008	14	(l)	(246,848)
	Receive a fixed rate of 5.01% and pay a floating rate based on
	3-month $ LIBOR, expiring November 2008	4	(l)	(53,720)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Options Written	Contracts			Value
	Receive a fixed rate of 5.05% and pay a floating rate
	based on 3-month $ LIBOR, expiring May 2011	15	(l)	$(793,335)
	Receive a fixed rate of 5.08% and pay a floating rate
	based on 3-month $ LIBOR, expiring May 2011	6	(l)	(324,500)
	Receive a fixed rate of 5.0825% and pay a floating rate
	based on 3-month $ LIBOR, expiring July, 2010	2	(l)	(112,016)
	Receive a fixed rate of 5.325% and pay a floating rate
	based on 3-month $ LIBOR, expiring July 2013	9	(l)	(282,412)
	Receive a fixed rate of 5.485% and pay a floating rate
	based on 3-month LIBOR, expiring October 2009	5	(l)	(106,382)
	Receive a fixed rate of 5.67% and pay a floating rate
	based on 3-month LIBOR, expiring January 2010	12	(l)	(226,957)
				(2,760,469)
Call Options Written	10 Year U.S. Treasury Bonds, Expiring August 2008 at USD 117	68		(12,750)
	30 Year U.S. Treasury Bonds, Expiring November 2008 at USD 118	100		(110,938)
				(123,688)
Put Options Written	10 Year U.S. Treasury Bonds, Expiring August 2008 at USD 113	68		(17,000)
	Total Options Written
	(Premiums Received - $6,599,190) - (1.7)%			(5,977,044)
	Total Investments, Net of Options Written and TBA
	Sale Commitments - 123.0%			435,905,953
	Liabilities in Excess of Other Assets - (23.0)%			(81,519,052)
	Net Assets - 100.0%			$354,386,901

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$497,009,086
Gross unrealized appreciation	$3,889,120
Gross unrealized depreciation	(26,587,385)
Net unrealized depreciation	$(22,698,265)

(a)	All or portion of security has been pledged as collateral for reverse repurchase agreements. Reverse repurchase agreements outstanding as of July 31, 2008 were as follows:

		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	$1,986,105	$1,980,000
	Credit Suisse Securities LLC	2.00%	6/24/08	TBD	1,217,498	1,215,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,991,121	1,985,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,288,962	1,285,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,342,754	1,340,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,845,673	1,840,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,660,103	1,655,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,895,828	1,890,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,439,424	1,435,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,218,746	1,215,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	2,051,306	2,045,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	2,562,878	2,555,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	1,720,288	1,715,000
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	2,974,142	2,965,000

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Credit Suisse Securities LLC	3.00%	6/24/08	TBD	$3,957,164	$3,945,000
	Credit Suisse Securities LLC	2.75%	7/29/08	TBD	1,175,715	1,175,625
	Lehman Brothers, Inc.	4.40%	12/14/07	TBD	2,131,629	2,073,837
	Lehman Brothers, Inc.	1.60%	7/17/08	TBD	19,236,055	19,224,094
	Lehman Brothers International	3.00%	4/17/08	TBD	3,244,140	3,216,000
	Lehman Brothers International	3.00%	4/17/08	TBD	3,910,262	3,876,344
	Lehman Brothers International	3.00%	4/17/08	TBD	1,952,688	1,935,750
	Lehman Brothers International	3.00%	4/17/08	TBD	3,555,693	3,524,850
	Lehman Brothers International	3.00%	4/17/08	TBD	1,793,482	1,777,925
	Lehman Brothers International	3.00%	4/17/08	TBD	7,321,546	7,258,038
	Lehman Brothers International	3.00%	4/17/08	TBD	3,467,137	3,437,063
	Lehman Brothers International	3.00%	4/17/08	TBD	1,665,661	1,651,213
	Lehman Brothers International	3.00%	4/17/08	TBD	2,328,069	2,307,875
	Lehman Brothers International	3.00%	4/17/08	TBD	2,896,121	2,871,000
	Lehman Brothers International	3.00%	4/17/08	TBD	2,288,349	2,268,500
	Lehman Brothers International	3.00%	4/17/08	TBD	2,097,191	2,079,000
	Lehman Brothers International	3.00%	4/17/08	TBD	1,966,747	1,949,688
	Lehman Brothers International	3.00%	4/17/08	TBD	2,218,619	2,199,375
	Lehman Brothers International	3.00	4/17/08	TBD	1,993,290	1,976,000
	Total				$94,394,386	$93,867,177

(b)	Variable rate security. Rate shown is as of report date.
(c)	All or portion of security, has been pledged as collateral in connection with open financial future contracts.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(f)	Issuer filed for bankruptcy or is in default of interest payments.
(g)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(i)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(j)	Amount is less than $1,000.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization
(l)	One contract represents a notional amount of $1,000,000.

•	Financial futures contracts purchased as of July 31, 2008 were as follows:

				Expiration	Face	Unrealized
	Contracts	Issue		Date	Value	Appreciation
	1,010	30-Year U.S. Treasury Bond		September 2008	$115,270,183	$1,384,817
	243	Eurodollar Futures		March 2009	$58,817,683	58,179
	Total					$1,442,996

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
•	Financial futures contracts sold as of July 31, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation
	439	2-Year U.S. Treasury Bond	September 2008	$92,554,456	$(513,544)
	2,215	5-Year U.S. Treasury Bond	September 2008	$245,410,293	(1,198,810)
	41	10-Year U.S. Treasury Bond	September 2008	$4,693,285	(14,668)
	Total				$(1,727,022)

•	Forward foreign currency contracts purchased as of July 31, 2008 were as follows:
				Settlement	Unrealized
Currency Purchased		Currency Sold		Date	Appreciation
	$1,119,018	EUR	715,000	10/23/08	$8,790
	$3,756,435	EUR	2,395,000	10/23/08	37,559
	$1,117,740	EUR	706,500	10/23/08	20,710
	$1,192,872	EUR	756,500	10/23/08	18,204
•	Total				$85,263

•	For Trust compliance purposes, the Trusts' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Swaps outstanding as of July 31, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 4.88% and pay a floating rate based
on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	$44,500	$860,416

Receive a fixed rate of 4.7709% and pay a floating rate
based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	$30,700	548,079

Receive a fixed rate of 4.62377% and pay a floating rate
based on 3-month $ LIBOR
Broker, Credit Suisse Securities (USA) LLC
Expires September 2009	$50,000	864,260

Receive a fixed rate of 5% and pay a floating rate based
on 3-month $ LIBOR
Broker, Deutsche Bank AG
Expires November 2010	$5,000	158,423

Pay a fixed rate of 4.922% and receive a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2011	$14,800	(460,758)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 5.496% and pay a floating rate based on 3-month LIBOR
Broker, Bank of America NA
Expires July 2011	$27,900	$1,356,737

Receive a fixed rate of 4.95% and pay a floating rate based
on 3-month $ LIBOR
Broker, UBS Warburg
Expires November 2011	$3,100	105,812

Receive a fixed rate of 5.025% and pay a floating rate based on 3-month $ LIBOR
Broker, Deutsche Bank AG
Expires November 2011	$3,200	115,898

Receive a fixed rate of 4.897% and pay a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase
Expires December 2011	$10,000	323,314

Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month LIBOR
Broker, UBS AG
Expires January 2012	$12,000	(428,522)

Pay a fixed rate of 5.58875% and receive a floating rate based on 3-month LIBOR
Broker, Goldman Sachs & Co.
Expires July 2012	$46,800	(2,733,056)

Receive a fixed rate of 5.07625% and pay a floating
rate based on 3-month LIBOR
Broker, Citibank, NA
Expires August 2012	$91,000	3,632,803

Receive a fixed rate of 5.10531% and pay a floating rate
based on 3-month LIBOR
Broker, Goldman Sachs & Co.
Expires August 2012	$21,600	885,228

Receive a fixed rate of 5.0565% and pay a floating rate
based on 3-month LIBOR
Broker, Bank of America NA
Expires August 2012	$54,600	2,140,501

Receive a fixed rate of 4.9034% and pay a floating rate based on
3-month LIBOR
Broker, Barclays Bank, Plc
Expires September 2012	$35,000	1,176,703

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
	Notional		Unrealized
	Amount		Appreciation
	(000)		(Depreciation)
Receive a fixed rate of 4.32% and pay a floating rate
based on 3-month LIBOR
Broker, Citibank, NA
Expires November 2012		$11,700	$123,433

Pay a fixed rate of 4.2424% and receive a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2012		$50,000	(363,830)

Pay a fixed rate of 3.48375% and receive a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires March 2013		$5,900	152,082

Receive a fixed rate of 3.66375% and pay a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires April 2013		$7,500	(148,307)

Receive a fixed rate of 5.29375% and pay a floating rate based on 6-month LIBOR
Broker, Deutsche Bank AG
Expires April 2013	GPB	2,100	(87,202)

Receive a fixed rate of 5.14% and pay a floating rate based
on 6-month British Pound Sterling LIBOR
Broker, Deutsche Bank AG
Expires April 2013	GBP	2,100	(103,816)

Receive a fixed rate of 3.78% and pay a floating rate based
on 3-month LIBOR
Broker, Bank of America NA
Expires May 2013		$13,200	(204,270)

Receive a fixed rate of 4.2825% and pay a floating rate based on 3-month LIBOR
Broker, Credit Suisse First Boston International
Expires July 2013		$84,800	445,388

Pay a fixed rate of 4.51% and receive a floating rate based
on 3-month LIBOR
Broker, Citibank, NA
Expires October 2014		$13,800	(119,207)

Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2014		$27,500	(68,125)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 5.005% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires October 2014	$10,500	$374,455

Pay a fixed rate of 4.50% and receive a floating rate based
on 3-month LIBOR
Broker, JPMorgan Chase
Expires May 2015	$3,000	(14,307)

Receive a fixed rate of 4.3715% and pay a floating rate based on 3-month LBR Muni Swap Index
Broker, UBS Warburg
Expires June 2015	$5,200	(18,044)

Receive a fixed rate of 4.67% and pay a floating rate based
on 3-month LIBOR
Broker, Goldman Sachs & Co.
Expires September 2015	$8,000	105,128

Receive a fixed rate of 5.723% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires July 2016	$5,200	415,951

Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017	$5,000	(171,314)

Pay a fixed rate of 5.85% and receive a floating rate based
on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2017	$1,000	(90,458)

Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires July 2017	$7,200	(542,587)

Pay a fixed rate of 5.155% and receive a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires September 2017	$12,000	(465,625)

Pay a fixed rate of 5.307% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2017	$6,000	(303,804)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 5.3075% and receive a floating rate based on 3-month LIBOR
Broker, Barclays Bank Plc
Expires October 2017	$15,300	$(774,993)

Pay a fixed rate of 5.115% and receive a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2018	$7,300	(260,099)

Receive a fixed rate of 4.7058% and pay a floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires July 2018	$8,900	22,963

Pay a fixed rate of 4.52165% and receive a floating rate based on 3-month LIBOR
Broker, Goldman Sachs & Co.
Expires July 2018	$12,700	155,319

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	$9,405	507,752

Pay a fixed rate of 5.365% and receive a floating rate based on 3-month LIBOR
Broker, Bank of America NA
Expires September 2027	$8,900	(419,001)

Pay a fixed rate of 5.0605% and receive a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires November 2037	$6,900	(42,732)

Pay a fixed rate of 5.06276% and receive a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires December 2037	$1,400	(8,656)

Pay a fixed rate of 5.0639% and receive a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2037	$1,400	(8,893)

Pay a fixed rate of 4.785% and receive a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires January 2038	$2,100	77,282

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 4.601% and receive a floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2038	$5,000	$326,292

Pay a fixed rate of 4.8325% and receive a floating rate based on the 3-month LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2038	$6,100	174,888

Receive a fixed rate of 5.2975% and pay a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires February 2038	$700	30,005

Receive a fixed rate of 5.1575% and pay a floating rate based on 3-month LIBOR
Broker, Citibank, NA
Expires June 2038	$6,000	125,479
Total		$7,366,985

• Currency Abbreviations:
EUR Euro
GBP British Pound

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: September 19, 2008